Capital Structure	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Capital Structure
12. Capital Structure
The consolidated statements of stockholders’ equity have been retroactively adjusted for all periods presented to reflect the Reverse Stock Split (as described below in Note 1,
Organization and Business
). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 10:1, such that each ten shares of common stock were combined and reconstituted into one share of common stock effective December 8, 2022.
The consolidated statements of stockholders’ equity have been retroactively adjusted for all periods presented to reflect the Business Combinations and reverse recapitalization exchange ratio (1.0 UpHealth Holdings shares converted to 10.28 GigCapital2 shares) as discussed in Note 3,
Business Combinations
.)
Preferred Stock
Our Second Amended and Restated Certificate of Incorporation authorizes the issuance of 1,000,000 shares of preferred stock, par value $0.0001 with such designation, rights and preferences as may be determined from time to time by our board of directors. As of December 31, 2022 and 2021 there were no shares of preferred stock outstanding.
Common Stock
Our Second Amended and Restated Certificate of Incorporation authorizes the issuance of 30,000,000 shares of common stock, par value of $0.0001. As of December 31, 2022, there were 15,054,431 shares of common stock issued and outstanding. As of December 31, 2021, there were 14,427,900 shares of common stock issued and outstanding.
As discussed in Note 1,
Organization and Business
, we have retroactively adjusted the shares issued and outstanding prior to December 8, 2022, to give effect to the 10:1 Reverse Stock Split.
As discussed in Note 3,
Business Combinations
, we have retroactively adjusted the shares issued and outstanding prior to June 9, 2021 to give effect to the exchange ratio established in the business combinations agreement to determine the number of shares of common stock into which they were converted.
On October 7, 2021, we completed an offering of 2,300,000 shares of our common stock, par value $0.0001 per share, at a public offering price of $1.75 per share, less underwriting discounts and commissions. In addition, during October 2021, the underwriters exercised their
30-day
option to purchase 345,000 additional shares of our common stock at the public offering price, less underwriting discounts and commissions. The gross proceeds we received from this offering was $46.3 million, before underwriting discounts and commissions and estimated offering expenses of $3.3 million.
Common Stock Reserved for Future Issuance
Shares of common stock reserved for future issuance as of December 31, 2022 (recorded on a post-reverse split basis) were as follows:

(In thousands)	Number of Shares
Restricted stock units outstanding	878
Stock options outstanding	138
Shares issuable upon conversion of 2025 Notes	3,857
Shares issuable upon conversion of 2026 Notes	1,080
Shares issuable upon conversion of Public Warrants	1,725
Shares issuable upon conversion of Private Warrants	57
Shares issuable upon conversion of PIPE Warrants	30
Shares available for future grant under 2021 EIP	1,086

8,851

Public Warrants
Warrants (the “Public Warrants”) issued in connection with GigCapital2’s initial public offering are exercisable for $115.00 per share (on a post-reverse split basis), and the exercise price and number of Public Warrant shares issuable on exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger, or consolidation of GigCapital2 (now UpHealth, Inc.).
Each Public Warrant will become exercisable on the later of 30 days after the completion of the Business Combinations or 12 months from the closing of GigCapital2’s initial public offering and will expire five years after the completion of the Business Combinations or earlier upon redemption or liquidation. If UpHealth is unable to deliver registered shares of common stock to the holder upon exercise of the Public Warrants during the exercise period, there will be no net cash settlement of these Public Warrants and the Public Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the warrant agreement. Once the Public Warrants become exercisable, UpHealth may redeem the outstanding Public Warrants in whole and not in part at a price of $0.10 per Public Warrant (on a post-reverse split basis) upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of UpHealth’s shares of common stock equals or exceeds $180.00 per share for any 20 trading days within the
30-trading
day period ending on the third trading day before UpHealth sends the notice of redemption to the Public Warrant holders.
Under the terms of the warrant agreement, UpHealth has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the initial business combination, for the registration of the shares of common stock issuable upon exercise of the Public Warrants included in private placement units.
As of December 31, 2022, there were 1,811,749 warrants outstanding, including 1,725,000 Public Warrants, 56,750 Private Placement Warrants, and 29,999 PIPE Warrants (on a post-reverse split basis) (see
Founders
Private Placement
and
Pipe Subscription Agreements
below).
Founder Shares
During the period from March 6, 2019 (date of GigiCapital2’s inception) to March 12, 2019, GigCapital2’s sponsor and Northland Gig2 Investment LLC purchased 250,000 shares of GigCapital2 common stock (the “Founder Shares”) for an aggregate purchase price of $25,000, or $0.10 per share. In April 2019, GigCapital2 effected a stock dividend of 0.049 shares of common stock for each outstanding share of common stock, resulting in the sponsor and Northland Gig2 Investment LLC holding an aggregate of 373,250 shares of its common stock. Subsequently, the sponsor and Northland Gig2 Investment LLC sold 6,804 shares and 3,196 shares, respectively, to EarlyBirdCapital, Inc. and the EarlyBird Group, collectively, for an aggregate purchase price of $6700, or $0.0670 per share. In June 2019, GigCapital2 effected a stock dividend of 0.0154 shares of common stock for each outstanding share of common stock, resulting in the sponsor, Northland Gig2 Investment LLC, EarlyBirdCapital, Inc., and the EarlyBird Group holding an aggregate of 430,750 shares of its common stock as of December 31, 2022. The Founder Shares are identical to the common stock included in the Units sold in GigCapital2’s initial public offering except that the Founder Shares are subject to certain transfer restrictions, as described in more detail below.
Founders Private Placement
The GigCapital2 (now UpHealth, Inc.) founders purchased in a private placement sale (the “Founders Private Placement”), that occurred simultaneously with the completion of the closing of the GigCapital2 initial public offering, an aggregate of 49,250 units (the “Private Placement Units”) at a price of $100.00 per unit (on a post-reverse split basis). The founders also purchased from GigCapital2 an aggregate of 7,500 private placement units at a price of $100.00 per unit (on a post-reverse split basis) in a private placement that occurred simultaneously with the completion of the second closing of the GigCapital2 initial public offering with the exercise of the over-allotment option, for a total of 56,750 Private Placement Units. Among the Private Placement Units, 48,125 units (on a post-reverse split basis) were purchased by GigCapital2’s sponsor, 2,990 units (on a post-reverse split basis) were purchased by EarlyBirdCapital, Inc., a GigCapital2 underwriter, and 5,635 units (on a post-reverse split basis) were purchased by Northland Gig2 Investment LLC, a GigCapital2 underwriter. Each Private Placement Unit consists of one share of GigCapital2’s common stock, $0.0001 par value, one warrant, and one right to receive one-twentieth
(1/20) of a share of common stock upon the consummation of GigCapital2’s initial business combination. Warrants (the “Private Placement Warrants”) will be exercisable for $115.00 per share (on a post-reverse split basis), and the exercise price of the Private Placement Warrants may be adjusted in certain circumstances as described in terms of the warrant agreement.
Northland Gig2 Investment LLC purchased 10,000 private underwriter shares (the “Private Underwriter Shares”), at a purchase price of $100.00 per share in a private placement that occurred simultaneously with the completion of the initial closing of the GigCapital2 initial public offering. Northland Gig2 Investment LLC also purchased from GigCapital2 an aggregate of 2,000 Private Underwriter Shares at a price of $100.00 per share in a private placement that occurred simultaneously with the completion of the second closing of the GigCapital2 initial public offering with the exercise of the over-allotment option. The Private Underwriter Shares are identical to the shares of common stock included in the Private Placement Units.
We accounted for the Private Placement Warrants as liabilities at fair value (see Note 11,
Fair Value of Financial Instruments
) on the consolidated balance sheets, due to their redemption characteristics, with changes in fair value recognized as a component of other income (expense) in the consolidated statements of operations. As of December 31, 2022, the fair value of the Private Placement Warrants was $6 thousand, which is included in warrant liabilities in the consolidated balance sheets. During the year ended December 31, 2022, we recorded a $0.2 million gain due to the fair value changes in the Private Placement Warrants, which is included in gain in fair value of warrant liabilities in the consolidated statement of operations.
PIPE Subscription Agreements
On January 20, 2021, GigCapital2 (now UpHealth, Inc.) entered into subscription agreements, each dated January 20, 2021 and amended June 8, 2021 (the “PIPE Subscription Agreements”), with certain institutional investors (collectively the “PIPE Investors”), pursuant to which GigCapital2 agreed to issue and sell to the PIPE Investors, in private placements to close immediately prior to the closing of the Business Combinations, an aggregate of 300,000 shares (the “PIPE Shares”) at $100.00 per share, plus warrants to purchase up to an additional 29,999 shares of common stock (one warrant for every 10 PIPE Shares purchased) at an exercise price of $115.00 per share (the “PIPE Warrants”), for an aggregate purchase price of $30.0 million (collectively the “PIPE Investment”). The PIPE Investment was consummated immediately prior to the closing of the Business Combinations. The total proceeds received from the PIPE Investment were $28.5 million, net of placement fee costs of $1.5 million.
We accounted for the PIPE Warrants as liabilities at fair value (see Note 11,
Fair Value of Financial Instruments
) in the consolidated balance sheets, due to their redemption characteristics, with changes in fair value recognized in gain (loss) on fair value of warrant liabilities in the consolidated statements of operations. As of December 31, 2022, the fair value of the PIPE Warrants was $3 thousand, which is included in warrant liabilities in the consolidated balance sheets. During the year ended December 31, 2022, we recorded a $0.1 million gain due to the fair value changes in the PIPE Warrants, which is included in gain in fair value of warrant liabilities in the consolidated statement of operations.
Private Placement
On March 9, 2023, we entered into a Securities Purchase Agreement, with a single institutional investor, pursuant to which we agreed to issue and sell (i) 1,650,000 shares of our common stock, par value $0.0001 per share (the “Shares”); (ii) warrants that are exercisable six months from the date of issuance and will have a term of five years from the initial exercise date to purchase up to an additional 3,000,000 shares of our common stock (the “Series A Warrants”); (iii) warrants that are exercisable six months from the date of issuance and will have a term of two years from the initial exercise date to purchase up to an additional 3,000,000 shares of our common stock (the “Series B Warrants” and, collectively with Series A Warrants, the “Common Stock Purchase Warrants”); and
(iv) pre-funded
warrants (the
“Pre-Funded
Warrants,” and together with the Common Stock Purchase Warrants, the “Private Placement Warrants”) to purchase an additional 1,350,000 shares of our common stock (all of such shares issuable upon exercise of the Private Placement Warrants), in a private placement (the “Private Placement”). On March 13, 2023, we completed the closing of the Private Placement. The purchase price of each Share was $1.50, the exercise price of each Common Stock Purchase Warrant is $2.04, and the exercise price of each
Pre-Funded
Warrant is $0.0001, and the purchase price of each
Pre-Funded
Warrant was $1.4999. The aggregate gross proceeds to us from the Private Placement were approximately $4,500,000, before deducting the placement agent fees and other offering expenses. We intend to use the net proceeds from the offering for general corporate purposes, including working capital.
Forward Share Purchase Agreement
On June 3, 2021, we entered into a forward share purchase agreement (the “Purchase Agreement”) with Kepos Alpha Fund L.P. (“KAF”), a Cayman Islands limited partnership, pursuant to which KAF may elect to sell and transfer to us and we will purchase from KAF, on September 8, 2021 or, in KAF’s sole discretion, any one calendar month anniversary of that date (the “Closing Date”), up to 170,000 shares of our common stock (on a post-reverse split basis) that are held by KAF at the closing of the Business Combinations. In August 2021, we entered into an amendment to the Purchase Agreement, which deferred the Closing Date to no earlier than January 9, 2022, provided if (a) we issue any new equity securities, whether of existing or new classes, or (b) an event occurs having a material adverse effect on our management operations, KAF will have the right to designate a Closing Date following such issuance or occurrence on three business days’ notice to us. The per share price at which KAF has the right to sell the KAF Shares to us is (a) $103.02 per KAF Share, plus (b) in the event that the Closing Date occurs after September 8, 2021, $0.8460 per KAF Share for each month (prorated for a partial month) following September 8, 2021.
On January 7, 2022, we entered into a second amendment to the Purchase Agreement, which deferred the Closing Date to no earlier than April 9, 2022, provided if (a) we issue any new equity securities, whether of existing or new classes, or (b) an event occurs having a material adverse effect on our management operations, KAF will have the right to designate a Closing Date following such issuance or occurrence on three business days’ notice to us. The per share price at which KAF has the right to sell the KAF Shares to us is (a) $106.41 per KAF Share, plus (b) in the event that the Closing Date occurs after January 9, 2022, $0.8460 per KAF Share for each month (prorated for a partial month) following January 9, 2022.
Notwithstanding anything to the contrary in the Purchase Agreement, KAF is allowed at its election to sell any or all of the KAF Shares in the open market commencing after the closing of the Business Combinations, as long as the sales price is above $101.00 per Share. Nothing in the Purchase Agreement prohibits or restricts KAF with respect to the purchase or sale of our warrants. In exchange for our commitment to purchase the KAF Shares on the Closing Date, KAF agreed to continue to hold, and not offer, sell, contract to sell, pledge, transfer, assign, or otherwise dispose of, directly or indirectly, or hedge (including any transactions involving any derivative securities and including any Short Sales (as defined below) involving any of our securities) the KAF Shares prior to Closing Date. “Short Sales” include, without limitation, all “short sales” as defined in Rule 200 promulgated under Regulation SHO under the Securities and Exchange Act of 1934 (the “Exchange Act”), whether or not against the box, and all types of direct and indirect stock pledges, forward sales contracts, options, puts, calls, short sales, swaps, “put equivalent positions” (as defined in Rule
16a-1(h)
under the Exchange Act) and similar arrangements (including on a total return basis), and sales and other transactions through
non-U.S.
broker dealers or foreign regulated brokers. KAF is permitted to pledge the KAF Shares in connection with a bona fide margin agreement (and such a pledge is not considered to be a transfer, sale or assignment of the KAF Shares).

Due to its mandatorily redeemable for cash feature, we recorded the Purchase Agreement as a forward share purchase liability in our consolidated balance sheets for up to the 170,000 shares, at $100.00 per share, of our common stock ((on a post-reverse split basis) that KAF may elect to sell and transfer to us and we will repurchase from KAF, plus imputed interest, totaling $18.1 million as of December 31, 2021. In October 2021, as agreed with KAF, we transferred $18.1 million to an escrow account, which is included in restricted cash in the consolidated balance sheets as of December 31, 2021.
In April 2022, in accordance with the Purchase Agreement, KAF transferred the 170,000 shares of our common stock (such amount prior to the reverse split of shares) to us and we transferred to KAF the $18.1 million in cash previously held in escrow and $0.4 million of interest.
Equity Plans
Thrasys’ 2019 Stock Incentive Plan
Contemporaneous with its merger with UpHealth Holdings on November 20, 2020, Thrasys entered into stock compensation agreements with employees pursuant to the Thrasys 2019 Stock Incentive Plan, a Restricted Stock Award (“RSA”) agreement, and a Restricted Stock Unit (“RSU”) award agreement, and awarded 53,618 RSA shares and 342,732 RSU shares to employees. On June 9, 2021, in connection with the Business Combinations, the RSAs and RSUs were settled with a combination of shares of UpHealth common stock and proceeds from the seller notes. As of December 31, 2022 and 2021, there were no outstanding awards under the Thrasys 2019 Stock Incentive Plan.
Cloudbreak 2015 Incentive Plan
On June 19, 2015, Cloudbreak created the 2015 Unit Incentive Plan (the “Cloudbreak Plan”), which had a maximum aggregate number of 2,200,000 common units. Cloudbreak measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. The cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period.
Upon completion of the Business Combinations, UpHealth assumed 1,576,670 options with a fair value of $99.0 million, which were included in purchase consideration, and 134,943 unvested options with a fair value of $0.6 million, which are subject to continued vesting and will be recorded as stock-based compensation prospectively; and Cloudbreak ceased granting awards under the Cloudbreak Plan.
The following table summarizes stock option activity under the Cloudbreak Plan (recorded on a post-reverse split basis):

(In thousands, except per share amounts)	Number of Stock Options	Weighted Average Exercise Price per Stock Option
Outstanding as of June 9, 2021	171	$44.51
Options granted	—	—
Options exercised	(20)	16.30
Options forfeited or expired	—	—

Outstanding as of December 31, 2021	151	48.15
Options exercised	(10)	2.40
Options forfeited or expired	(3)	73.80

Outstanding as of December 31, 2022	138	50.76

Vested and expected to vest as of December 31, 2022	138	50.76

Exercisable as of December 31, 2022	135	$50.23

As of December 31, 2022, there was $0.1 million of unrecognized stock-based compensation expense related to stock options, expected to be recognized over a weighted-average period of 1.55.
2021 Equity Incentive Plan
On June 4, 2021, the GigCapital2 stockholders considered and approved the 2021 Equity Incentive Plan (“2021 EIP”) and reserved 1,642,081 shares (on a post-reverse split basis) of UpHealth common stock for issuance thereunder. The 2021 EIP was previously approved, subject to stockholder approval, by the Board of Directors of GigCapital2 on February 7, 2021. The 2021 EIP became effective immediately upon the closing of the Business Combinations. The number of shares of common stock reserved for issuance under the 2021 EIP will automatically increase on January 1 of each year, beginning on January 1, 2022 and each anniversary thereof during the effectiveness of the 2021 EIP, by an amount equal to the lesser of (i) five percent (5%) of the total number of shares of our common stock outstanding on such date, and (ii) such lesser number of shares as may be determined by our Board of Directors. On January 1, 2022, the number of shares of common stock reserved for issuance under the 2021 EIP was automatically increased by 721,395 shares (on a post-reverse split basis).
In conjunction with the approval of the 2021 EIP, our Board of Directors also adopted a form of Restricted Stock Units Agreement (the “RSU Agreement”) and a form of Stock Option Agreement (the “Stock Option Agreement”) that we will generally use for grants under our 2021 EIP. The RSU Agreement provides that restricted stock units will vest over a fixed period and be paid as shares of common stock, and that the unvested restricted stock units will expire upon certain terminations of the grantees’ employment or other service relationship with us. The Stock Option Agreement provides that stock options will vest over a fixed period, and that the unvested options will expire upon certain terminations of the grantees’ employment or other service relationship with us.
In August 2021, under the terms of the merger agreement with Thrasys and upon the filing of a Form
S-8
with the SEC on August 12, 2021, we granted 466,027 RSUs (on a post-reverse split basis) to two officers of Thrasys, which fully vested on June 9, 2022. These RSUs had a fair value of $46.6 million, which was included in purchase consideration. In September 2021, we issued 2,862 shares (on a post-reverse split basis) of restricted stock to a consultant.
We had 1,086,452 and 560,815 shares available for grant as of December 31, 2022 and 2021, respectively.
The following table summarizes our RSU activity under the 2021 EIP (recorded on a post-reverse split basis):

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding as of June 30, 2021	—	$—
RSUs granted	1,078	$54.32
RSUs vested and issued	(9)	$19.30
RSUs forfeited	—	$—

Outstanding as of December 31, 2021	1,069	$54.62
RSUs granted	1,206	$5.08
RSUs vested and issued	(846)	$62.09
RSUs forfeited	(552)	$9.98

Outstanding as of December 31, 2022	878	$7.42

As of December 31, 2022, there was $4.6 million of unrecognized stock-based compensation expense related to RSUs, expected to be recognized over a weighted-average period of 1.86.

Stock-based Compensation
During the year ended December 31, 2022 and 2021, we recorded stock-based compensation expense totaling $6.5 million and $1.0 million, respectively, all of which was attributed to our general and administrative function.